Gain/(Loss) on Derivative Instruments and Other Financial Items, Net - Financial Items (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financing arrangement fees and other related costs	$ (1,612)	$ (2,064)
Foreign exchange loss on operations	(645)	(1,138)
Amortization of debt guarantees	0	106
Others	(609)	(169)
Other financial items, net	$ (2,866)	$ (3,265)